RESERVES (Details 3)		12 Months Ended
		Jun. 30, 2018 AUD ($) Share	Jun. 30, 2017 AUD ($) Share	Jun. 30, 2016 AUD ($) Share
Comp.Expense
Comp. expense Beginning of the year		$ 2,320,480	$ 9,363,181
Comp. expense end of the year		$ 1,753,954	$ 2,320,480	$ 9,363,181
Warrants for ADRs
Number of Warrants
Number of Warrants Beginning of the year | Share		0	0
Expired | Share		0	0
Number of Warrants End of the year | Share		0	0	0
Comp.Expense
Comp. expense Beginning of the year		$ 0	$ 453,563	$ 453,563
Comp. Expense, Expired		0	(453,563)	0
Comp. expense end of the year		$ 0	$ 0	$ 453,563
Warrants for ADRs at Australian dollar 0.17
Number of Warrants
Number of Warrants Beginning of the year | Share	[1]		0	612,397
Expired | Share				(612,397)
Number of Warrants End of the year | Share	[1]			0
Comp.Expense
Comp. expense Beginning of the year	[1]		$ 0	$ 0
Comp. expense end of the year	[1]			$ 0

[1]	Warrants exercisable at A$0.17 on or before February 25, 2016. These warrants expired without being exercised on February 25, 2016.